Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 CNY (¥) ¥ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Net revenues:
Total revenues		¥ 420,467	$ 60,955	¥ 468,894	¥ 709,352
Total cost of revenue		(310,028)	(44,945)	(368,240)	(568,615)
Gross profit		110,439	16,010	100,654	140,737
Operating expenses:
Fulfillment expenses		(23,251)	(3,371)	(35,571)	(59,506)
Sales and marketing expenses		(81,638)	(11,835)	(74,531)	(85,091)
General and administrative expenses		(35,915)	(5,207)	(50,609)	(59,265)
Other income, net		399	58	736	2,966
Loss from operations		(29,966)	(4,345)	(59,321)	(60,159)
Interest income		431	63	972	2,638
Interest expense		(825)	(120)	(6,506)	(7,326)
Other loss, net		29,503	4,277	(236)	(3,994)
Fair value change of derivative liabilities		5	1	5,716	(1,034)
Loss before income tax expenses		(852)	(124)	(59,375)	(69,875)
Income tax benefit		(1,274)	(185)	801	927
Share of results of equity investees		242	35	(22)	50
Net loss		(1,884)	(274)	(58,596)	(68,898)
Less: Net loss attributable to the non-controlling interest shareholders		3,194	464	(4,471)	(5,234)
Net loss attributable to Boqii Holding Limited		(5,078)	(738)	(54,125)	(63,664)
Accretion on redeemable non-controlling interests to redemption value		(509)	(74)	(841)	(766)
Net loss attributable to Boqii Holding Limited’s ordinary shareholders		(5,587)	(812)	(54,966)	(64,430)
Net loss		(1,884)	(274)	(58,596)	(68,898)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax		506	73	840	1,258
Unrealized securities holding losses/(gains)		(12,669)	(1,837)	869	(3,547)
Total comprehensive loss		(14,047)	(2,038)	(56,887)	(71,187)
Less: Total comprehensive loss attributable to non- controlling interests shareholders		3,194	464	(4,471)	(5,234)
Total comprehensive loss attributable to Boqii Holding Limited		¥ (17,241)	$ (2,502)	¥ (52,416)	¥ (65,953)
Net loss per share attributable to Boqii Holding Limited’s ordinary shareholders
— basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (1.47)	$ (0.21)	¥ (45.6)	¥ (102.4)
— diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (1.47)	$ (0.21)	¥ (45.6)	¥ (102.4)
Weighted average number of ordinary shares
— basic (in Shares)	[1]	3,790,573	3,790,573	1,205,493	628,986
— diluted (in Shares)	[1]	3,790,573	3,790,573	1,205,493	628,986
Product sales
Net revenues:
Total revenues		¥ 381,208	$ 55,264	¥ 431,294	¥ 680,143
Online marketing and information services and other revenue
Net revenues:
Total revenues		¥ 39,259	$ 5,691	¥ 37,600	¥ 29,209

[1]	Options exercisable for a minimal exercise price (the “Penny Stock”) are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered issuable shares. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding and the Penny Stock during the reporting periods. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding and the Penny Stock during the reporting periods.